Intangible Assets (Details) - Schedule of Components of Intangible Assets - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of Components of Intangible Assets [Line Items]
Average useful life	3 years
Gross Carrying Amount	$ 140,181	$ 276,590
Accumulated Amortization	(106,769)	(200,771)
Net Carrying Amount	33,412	75,819
Computer software [Member]
Schedule of Components of Intangible Assets [Line Items]
Gross Carrying Amount	140,181	276,590
Accumulated Amortization	(106,769)	(200,771)
Net Carrying Amount	$ 33,412	$ 75,819
Computer software [Member] | Minimum [Member]
Schedule of Components of Intangible Assets [Line Items]
Average useful life	3 years
Computer software [Member] | Maximum [Member]
Schedule of Components of Intangible Assets [Line Items]
Average useful life	5 years